Lease Receivables and Other Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Lease Receivables and Other Assets
Lease Receivables and Other Assets

I. Lease Receivables and Other Assets

        Lease receivables and other assets consisted of the following:

	June 30, 2012	December 31, 2011
	(Dollars in thousands)
Lease receivables	$193,295	$205,373
AeroTurbine Inventory	138,443	148,452
Lease incentive costs, net of amortization	132,329	119,878
Other assets	118,423	64,379
Goodwill and Other intangible assets	50,396	51,965
Notes and trade receivables, net of allowance(a)	4,312	9,489
Derivative assets(b)	78	198

	$637,276	$599,734

(a)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 6.5% to 8.0%.

(b)
See Note O—Derivative Financial Instruments.

        We had the following activity in our allowance for credit losses on notes receivable:

(Dollars in thousands)
Balance at December 31, 2010	$21,042
Provision	20,354
Write-offs	—
Recoveries	—

Balance at December 31, 2011	41,396
Provision	(2,686)
Write-offs	—
Recoveries	—

Balance at June 30, 2012	$38,710

Note I—Lease Receivables and Other Assets

        At December 31, 2011, Lease receivables and other assets consist of the following:

	2011	2010
	(Dollars in thousands)
Lease receivables	$205,373	$234,890
AeroTurbine Inventory	148,452	—
Lease incentive costs net of amortization	119,878	89,289
Other assets	64,379	78,753
Goodwill and Other intangible assets(a)	51,965	—
Notes and trade receivables, net of allowance(b)	9,489	65,065

	$599,536	$467,997

(a)
We recognized goodwill of $15.6 million in the acquisition of AeroTurbine on October 7, 2011.

(b)
Notes receivable are primarily from the sale of flight equipment and are fixed with varying interest rates from 6.5% to 8.0%.

        We had the following activity in our allowance for credit losses on notes receivable:

(Dollars in thousands)
Allowance for credit losses:
Balance at December 31, 2010	$21,042
Provision	21,898
Write-offs	—
Recoveries	(1,544)

Balance at December 31, 2011	$41,396